Uranium Contracts (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£) £ / shares
Uranium contracts [Line Items]
Sale of physical uranium (in Pounds) | £		£ 400,000
Gross proceeds (in Pounds) | £				£ 100,000
Gain on investment | $	$ 2,575,500		$ 35,000
Purchase agreements amount (in Pounds) | £				£ 300,000
Seller conderation amount | $			13,650,000
Total consideration (in Pounds per share) | £ / shares				£ 45.33
Initial payment | $			$ 3,000,000
Final payment of investment | $	$ 10,650,000
Sales contracts term	5 years	5 years
Boss Energy [Member]
Uranium contracts [Line Items]
Loan bear interest, percentage	9.00%	9.00%
Loan Agreements [Member]
Uranium contracts [Line Items]
Sale of physical uranium (in Pounds) | £		£ 200,000